Financial instruments - additional information	12 Months Ended
Dec. 31, 2019
Financial instruments - additional information
Financial instruments - additional information

C3.4      Financial instruments – additional information

(a)  Financial risk

Liquidity analysis

Contractual maturities of financial liabilities on an undiscounted cash flow basis

The following table sets out the contractual maturities for applicable classes of financial liabilities, excluding derivative liabilities and investment contracts that are separately presented. The financial liabilities are included in the column relating to the contractual maturities of the undiscounted cash flows (including contractual interest payments) due to be paid assuming conditions are consistent with those of year end.

	31 Dec 2019 $m
	Total		After 1	After 5	After 10	After 15			Total
	carrying	1 year	year to	years to	years to	years to	Over	No stated	undiscounted
	value	or less	5 years	10 years	15 years	20 years	20 years	maturity	cash flows

Financial liabilities
Core structural borrowings of shareholder-financed businessesC6.1	5,594	105	1,146	888	648	—	—	3,725	6,512
Lease liabilities under IFRS 16	630	145	388	113	37	18	1	—	702
Other operational borrowings	2,015	941	188	232	1,132	2	—	—	2,495
Obligations under funding, securities lending and sale and repurchase agreements	8,901	2,067	5,476	1,902	278	—	—	—	9,723
Accruals, deferred income and other liabilities	14,488	9,172	636	1	—	248	—	4,431	14,488
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	5,998	5,998	—	—	—	—	—	—	5,998
Total	37,626	18,428	7,834	3,136	2,095	268	1	8,156	39,918

	31 Dec 2018 $m
	Total		After 1	After 5	After 10	After 15			Total
	carrying	1 year	year to	years to	years to	years to	Over	No stated	undiscounted
	value	or less	5 years	10 years	15 years	20 years	20 years	maturity	cash flows
Financial liabilities
Core structural borrowings of shareholder-financed businessesC6.1	9,761	380	2,240	1,944	2,347	1,363	8,371	3,725	20,370
Operational borrowings	6,289	1,961	1,703	1,002	349	181	2,657	—	7,853
Obligations under funding, securities lending and sale and repurchase agreements	8,901	2,450	4,908	2,131	289	—	—	—	9,778
Accruals, deferred income and other liabilities	19,421	13,811	599	90	115	138	448	4,503	19,704
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	14,839	14,839	—	—	—	—	—	—	14,839
Total	59,211	33,441	9,450	5,167	3,100	1,682	11,476	8,228	72,544
Analysed as:
Continuing operations	32,839	12,284	7,479	4,167	2,636	1,363	8,412	7,983	44,324
Discontinued UK and Europe operations	26,372	21,157	1,971	1,000	464	319	3,064	245	28,220
	59,211	33,441	9,450	5,167	3,100	1,682	11,476	8,228	72,544

Maturity analysis of derivatives

The following table shows the gross and net derivative positions together with a maturity profile of the net derivative position:

	Carrying value of net derivatives $m			Maturity profile of net derivative position $m
			Net		After 1	After 3		Total
	Derivative	Derivative	derivative	1 year	year to	years to	After 5	undiscounted
	assets	liabilities	position	or less	3 years	5 years	years	cash flows
2019	1,745	(392)	1,353	1,353	—	—	—	1,353
2018	4,450	(4,465)	(15)	372	(10)	(5)	38	395

The majority of derivative assets and liabilities have been included at fair value within the one year or less column, representing the basis on which they are managed (ie to manage principally asset or liability value exposures). The Group has no cash flow hedges and, in general, contractual maturities are not considered essential for an understanding of the timing of the cash flows for these instruments. The only exception is that in 2018 certain identified interest rate swaps were expected to be held until maturity for the purposes of matching cash flows on separately held assets and liabilities. These swaps were closed as part of the preparation for the demerger of UK and Europe operations.

Maturity analysis of investment contracts

The table below shows the maturity profile for investment contracts based on undiscounted cash flow projections of expected benefit payments. Total carrying value of investment contracts at 31 December 2019 was $5,535 million as shown in the statement of financial position (31 December 2018: $110,339 million, of which $5,142 million was from continuing operations).

	Maturity profile for investment contracts from continuing operations $m
							Total
		After 1	After 5	After 10	After 15		undis-
	1 year	year to	years to	years to	years to	Over	counted
	or less	5 years	10 years	15 years	20 years	20 years	cash flows
31 Dec 2019	1,557	5,197	3,866	3,049	3,196	5,890	22,755
31 Dec 2018	1,409	4,779	3,352	2,487	2,830	4,257	19,114

Most investment contracts have options to surrender early, often subject to surrender or other penalties. Therefore, most contracts can be said to have a contractual maturity of less than one year, but the additional charges and term of the contracts mean these are unlikely to be exercised in practice and the more useful information is to present information on expected payment.

The vast majority of the Group’s financial assets are held to back the Group’s policyholder liabilities. Although asset/liability matching is an important component of managing policyholder liabilities (both those classified as insurance and those classified as investments), this profile is mainly relevant for managing market risk rather than liquidity risk. Within each business unit, this asset/liability matching is performed on a portfolio-by-portfolio basis.

In terms of liquidity risk, a large proportion of the policyholder liabilities contain discretionary surrender values or surrender charges, meaning that many of the Group’s liabilities are expected to be held for the long term. Much of the Group’s investment portfolios are in marketable securities, which can therefore be converted quickly to liquid assets.

For the reasons provided above, an analysis of the Group’s assets by contractual maturity is not considered meaningful to evaluate the nature and extent of the Group’s liquidity risk.

Credit risk

The Group’s maximum exposure to credit risk of financial instruments before any allowance for collateral or allocation of losses to policyholders is represented by the carrying value of financial instruments on the balance sheet that have exposures to credit risk comprising cash and cash equivalents, deposits, debt securities, loans and derivative assets, accrued investment income and other debtors, the carrying value of which are disclosed at the start of this note and note C3.4(b) below for derivative assets. The collateral in place in relation to derivatives is described in note C3.4(c) below. Note C3.3 describes the security for the loans held by the Group. The Group’s exposure to credit risk is further discussed in note C7 below.

Of the total loans and receivables held, $7 million (31 December 2018: $18 million from continuing operations) are past their due date but are not impaired. Of the total past due but not impaired, $1 million are less than one year past their due date (31 December 2018: $11 million from continuing operations). The Group expects full recovery of these loans and receivables.

Financial assets that would have been past due or impaired had the terms not been renegotiated amounted to nil (31 December 2018: $29 million from continuing operations).

In addition, during 2019 and 2018, the Group did not take possession of any other collateral held as security.

Further details of collateral in place in relation to derivatives, securities lending, repurchase agreements and other transactions are provided in note C3.4(c) below.

Foreign exchange risk

As at 31 December 2019, the Group held 8 per cent of its financial assets and 25 per cent of its financial liabilities in currencies, mainly US Dollar, other than the functional currency of the relevant business units or the currency to which the functional currency is pegged (eg financial assets and liabilities of US dollar denominated business in Hong Kong).

The exchange risks inherent in these exposures are mitigated through the use of derivatives, mainly forward currency contracts (note C3.4(b) below).

The amount of exchange loss recognised in the income statement in 2019, except for those arising on financial instruments measured at fair value through profit or loss, is $72 million (2018: $88 million gain; 2017: $17 million gain from continuing operations).

(b)    Derivatives and hedging

Accounting principles for derivatives and embedded derivatives

Derivative financial instruments are used to reduce or manage investment, interest rate and currency exposures, to facilitate efficient portfolio management and for investment purposes.

The Group does not regularly seek to apply fair value or cash flow hedging treatment under IAS 39. The Group has no fair value and cash flows hedges under IAS 39 at 31 December 2019 and 2018. All derivatives that are not designated as hedging instruments are carried at fair value, with movements in fair value being recorded in the income statement.

Embedded derivatives are embedded within other non-derivative host financial instruments and insurance contracts to create hybrid instruments. Embedded derivatives meeting the definition of an insurance contract are accounted for under IFRS 4. Where economic characteristics and risks of the embedded derivatives are not closely related to the economic characteristics and risks of the host instrument, and where the hybrid instrument is not measured at fair value with the changes in fair value recognised in the income statement, the embedded derivative is bifurcated and carried at fair value as a derivative measured in accordance with IAS 39.

In addition, the Group applies the option under IFRS 4 to not separate and fair value surrender options embedded in host contracts and with-profits investment contracts whose strike price is either a fixed amount or a fixed amount plus interest.

Derivatives held and their purpose

The Group enters into a variety of exchange traded and over-the-counter derivative financial instruments, including futures, options, forward currency contracts and swaps such as interest rate swaps, cross-currency swaps, swaptions and credit default swaps.

All over-the-counter derivative transactions, with the exception of transactions in some Asia operations, are conducted under standardised ISDA (International Swaps and Derivatives Association Inc) master agreements and the Group has collateral agreements between the individual Group entities and relevant counterparties in place under each of these market master agreements.

The majority of the Group's derivatives are held by Jackson. Derivatives are used for efficient portfolio management to obtain cost effective and management of exposure to various markets in accordance with the Group’s investment strategies and to manage exposure to interest rate, currency, credit and other business risks. The Group also uses interest rate derivatives to reduce exposure to interest rate volatility. In particular:

-

US operations hold large amounts of interest-rate sensitive investments that contain credit risks on which a certain level of defaults is expected. These businesses have purchased some swaptions to manage the default risk on certain underlying assets and hence reduce the amount of regulatory capital held to support the assets; and

-

Some products, especially in the US, have guarantee features linked to equity indices. A mismatch between guaranteed product liabilities and the performance of the underlying assets exposes the Group to equity index risk. In order to mitigate this risk, the relevant business units purchase swaptions, equity options and futures to better match asset performance with liabilities under equity-indexed products.

Additional information on Jackson derivative programme

Jackson enters into financial derivative transactions, including those noted below, to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows or quantity of, or a degree of exposure, with respect to assets, liabilities or future cash flows, which Jackson has acquired or incurred.

Jackson uses free-standing derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, fixed index annuities, certain variable annuity guaranteed benefit features and reinsured Guaranteed Minimum Income Benefit variable annuity features are similar to derivatives. Jackson does not account for such items as either fair value or cash flow hedges as might be permitted if the specific hedge documentation requirements of IAS 39 were followed. Financial derivatives are carried at fair value, including derivatives embedded in certain host liabilities where these are required to be valued separately.

The principal types of derivatives used by Jackson and their purpose are as follows:

Derivative	Purpose
Interest rate swaps

These generally involve the exchange of fixed and floating payments over the period for which Jackson holds the instrument without an exchange of the underlying principal amount. These agreements are used to hedge Jackson’s exposure to movements in interest rates.

Swaption contracts

These contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-duration interest rate swap at future exercise dates. Jackson both purchases and writes swaptions in order to hedge against significant movements in interest rates.

Treasury futures contracts	These derivatives are used to hedge Jackson’s exposure to movements in interest rates.
Equity index futures contracts and equity index options

These derivatives (including various call and put options and options contingent on interest rates and currency exchange rates) are used to hedge Jackson’s obligations associated with its issuance of certain VA guarantees. Some of these annuities and guarantees contain embedded options that are fair valued for financial reporting purposes.

Cross-currency swaps

Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps and equity index swaps, are entered into for the purpose of hedging Jackson’s foreign currency denominated funding agreements supporting trust instrument obligations.

Credit default swaps

These swaps represent agreements under which the buyer has purchased default protection on certain underlying corporate bonds held in its portfolio. These contracts allow Jackson to sell the protected bonds at par value to the counterparty if a default event occurs in exchange for periodic payments made by Jackson for the life of the agreement.

Hedging

The Group has formally assessed and documented the effectiveness of the following net investment hedges under IAS 39. During 2019, up to 31 December 2019, the Group had designated perpetual subordinated capital securities totalling $3.7 billion (31 December 2018: $3.7 billion) as a net investment hedge to hedge the currency risks related to the net investment in Jackson. Accordingly, the foreign exchange loss of $150 million (2018: loss of $266 million) on translation of Prudential plc’s borrowings to pounds sterling (the functional currency of Prudential plc until 31 December 2019) is recognised in the translation reserve in shareholders’ equity rather than the income statement. This net investment hedge was 100 per cent effective.

The Group has no cash flow hedges or fair value hedges in place.

(c)    Derecognition, collateral and offsetting

Derecognition of financial assets and liabilities

The Group’s policy is to derecognise financial assets when it is deemed that substantially all the risks and rewards of ownership have been transferred.

The Group derecognises financial liabilities only when the obligation specified in the contract is discharged, cancelled or has expired.

Reverse repurchase agreements

The Group is party to various reverse repurchase agreements under which securities are purchased from third parties with an obligation to resell the securities. The securities are not recognised as investments in the statement of financial position but the right to receive the cash paid is recognised as deposits.

At 31 December 2019, the Group had entered into reverse repurchase transactions under which it purchased securities and had taken on the obligation to resell the securities. The fair value of the collateral held in respect of these transactions, which is represented by the purchased securities, was $1,011 million (31 December 2018: $3,039 million from continuing operations).

Securities lending and repurchase agreements

The Group is also party to various securities lending agreements (including repurchase agreements) under which securities are loaned to third parties on a short-term basis. The loaned securities are not derecognised; rather, they continue to be recognised within the appropriate investment classification. To the extent cash collateral is received it is recognised on the statement of financial position. Other collateral is not recognised.

At 31 December 2019, the Group has $90 million (31 December 2018: $107 million from continuing operations) of lent securities and assets subject to repurchase agreements. The cash and securities collateral held or pledged under such agreements were $95 million (31 December 2018: $112 million from continuing operations).

Collateral and pledges under derivative transactions

At 31 December 2019, the Group had pledged $1,301 million (31 December 2018: $2,896 million from continuing operations) for liabilities and held collateral of $1,883 million (31 December 2018: $810 million from continuing operations) in respect of over-the-counter derivative transactions. These transactions are conducted under terms that are usual and customary to collateralised transactions including, where relevant, standard securities lending and repurchase agreements.

The Group has entered into collateral arrangements in relation to over-the-counter derivative transactions, which permit sale or re-pledging of underlying collateral. During 2019, the Group has not sold any collateral held (2018: nil). As of 31 December 2019, the value of collateral re-pledged by the Group amounted to $nil (31 December 2018: $5 million from continuing operations). All over-the-counter derivative transactions, with the exception of transactions in some Asia operations, are conducted under standardised International Swaps and Derivatives Association (ISDA) master agreements. The collateral management for these transactions is conducted under the usual and customary terms and conditions set out in the Credit Support Annex to the ISDA master agreement.

Other collateral

At 31 December 2019, the Group had pledged collateral of $3,299 million (31 December 2018: $3,053 million from continuing operations) in respect of other transactions. This principally arises from Jackson’s membership of the Federal Home Loan Bank of Indianapolis primarily for the purpose of participating in the bank’s collateralised loan advance programme with short-term and long-term funding facilities.

Offsetting assets and liabilities

The Group’s derivative instruments, repurchase agreements and securities lending agreements are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Group recognises amounts subject to master netting arrangements on a gross basis within the consolidated balance sheets.

The following tables present the gross and net information about the Group’s financial instruments subject to master netting arrangements:

	31 Dec 2019 $m
	Gross amount	Related amounts not offset
	included in the	in the consolidated statement of
	consolidated	financial position
	statement of	Financial		Securities
	financial position	instruments	Cash	collateral	Net amount
	note (i)	note (ii)	collateral	note (iii)	note (iv)

Financial assets:
Derivative assets	1,708	(115)	(901)	(618)	74
Reverse repurchase agreements	953	—	—	(953)	—
Total financial assets	2,661	(115)	(901)	(1,571)	74

Financial liabilities:
Derivative liabilities	(216)	115	86	—	(15)
Securities lending and repurchase agreements	(48)	—	48	—	—
Total financial liabilities	(264)	115	134	—	(15)

	31 Dec 2018 $m
	Gross amount	Related amounts not offset
	included in the	in the consolidated statement of
	consolidated	financial position
	statement of	Financial		Securities
	financial position	instruments	Cash	collateral	Net amount
	note (i)	note (ii)	collateral	note (iii)	note (iv)

Financial assets:
Derivative assets	4,112	(1,606)	(2,149)	(211)	146
Reverse repurchase agreements	14,771	—	—	(14,782)	(11)
Total financial assets	18,883	(1,606)	(2,149)	(14,993)	135

Financial liabilities:
Derivative liabilities	(4,062)	1,606	905	1,346	(205)
Securities lending and repurchase agreements	(1,602)	—	43	1,535	(24)
Total financial liabilities	(5,664)	1,606	948	2,881	(229)
Analysed as:
Financial assets from continuing operations	3,709	(308)	(435)	(2,947)	19
Financial assets from discontinued UK and Europe operations	15,174	(1,298)	(1,714)	(12,046)	116
Total financial assets	18,883	(1,606)	(2,149)	(14,993)	135
Financial liabilities from continuing operations	(1,637)	308	86	1,095	(148)
Financial liabilities from discontinued UK and Europe operations	(4,027)	1,298	862	1,786	(81)
Total financial liabilities	(5,664)	1,606	948	2,881	(229)

Notes

(i)	The Group has not offset any of the amounts included in the consolidated statement of financial position.
(ii)

Represents the amount that could be offset under master netting or similar arrangements where the Group does not satisfy the full criteria to offset on the consolidated statement of financial position.

(iii)	Excludes initial margin amounts for exchange-traded derivatives.
(iv)

In the tables above, the amounts of assets or liabilities included in the consolidated statement of financial position would be offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than amounts presented in the tables.